Long-term debt (Tables)	3 Months Ended
Mar. 31, 2020
Long-term debt
Schedule of long-term debt

As of March 31, 2020 and December 31, 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2020	2019

Amended 2012 Credit Agreement	1,793,097	1,901,372
Bonds	5,030,206	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	662,030	379,570
Other	282,761	258,057
Long-term debt	7,768,094	7,905,557
Less current portion	(1,964,695)	(1,447,239)
Long-term debt, less current portion	5,803,399	6,458,318

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2020		March 31, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€821,468	$23,176	€21,154
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,200,000	€1,095,290	$1,200,000	€1,095,290
EUR term loan 2017 / 2022	€280,000	€280,000	€280,000	€280,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,196,758		€1,796,444

	Maximum amount available		Balance outstanding
	December 31, 2019		December 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2020 (1)		March 31, 2020 (2)

Accounts Receivable Facility	$900,000	€821,468	$725,750	€662,422

	Maximum amount available		Balance outstanding
	December 31, 2019 (1)		December 31, 2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.